Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Summary of Functional Currency

The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A. The functional currency of GENFIT CORP is the U.S. dollar.  The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended	Year ended	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2017/12/31	2018/12/31	2019/12/31
Exchange rate at period end	0.83382	0.87336	0.89015
Average exchange rate for the period	0.88704	0.84758	0.89341

Summary of Estimated Useful Lives

Estimated useful lives are as follows:

Building on non-freehold land	10 years
Fittings and fixtures	Between 9 and 25 years
Scientific equipment	Between 2 and 12 years
Computer equipment	Between 2 and 5 years
Furniture	Between 4 and 10 years
Vehicles	Between 4 and 6 years

Summary of Commitments Related to Operating and Lease Liability Estimated

As of December 31, 2018, the differences between the commitments related to operating leases presented in application of IAS 17 and the lease liability estimated in accordance with IFRS 16 can be explained as follows:

In € thousands	12/31/2018
Operating lease commitments as a lessee, as of 12/31/2018 as published	4,791
Differences related to extension options for which the exercise is reasonably certain	5,264
Differences in the amounts retained for the calculation of commitments and lease liability	(396)
Expenses not included in the lease liability but included in the commitments	(190)
Undiscounted lease liability estimated under IFRS 16 at 1/1/2019	9,469
Impact of discount	(522)
Lease liability estimated under IFRS 16 at 1/1/2019	8,947